SUPPLEMENTAL CASH FLOW INFORMATION - Other non-cash items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SUPPLEMENTAL CASH FLOW INFORMATION
Accretion	$ 3,404	$ 897
Interest income	(726)	(1,518)
Loss on disposal of fixed assets	32	41
Other non-cash items	$ 2,710	$ (580)